March 11, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I

EDGAR CIK No. 0000742277; File No. 811-03989

Northwestern Mutual Variable Life Account II

EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account I and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ annual report for the period ending December 31, 2013 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	03/10/2014	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	02/21/2014	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	02/21/2014	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	02/24/2014	811-04255
Russell Investment Funds	0000824036	02/25/2014	811-05371
Russell Investment Funds – Life Points Variable Target Portfolio Series	0000824036	02/25/2014	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	03/05/2014	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

In addition, performance summaries and financial statements for the Accounts are filed herewith. This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Variable Life

ANNUAL REPORTS

December 31, 2013

Northwestern Mutual Variable Life Account

Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Contrafund® Portfolio Service Class 2

Neuberger Berman AMT Socially Responsive Portfolio

Russell Investment Funds

Russell Investment Funds – LifePoints® Variable Target Portfolio Series

Credit Suisse Trust – Commodity Return Strategy Portfolio

*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

www.northwesternmutual.com
90-1899 (0786) (REV 0114)

Northwestern Mutual®

The Northwestern Mutual Life Insurance Company (Northwestern Mutual)

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

Get up-to-date information about your policy at your convenience with your policy number and your Personal Identification Number (PIN). Call toll-free to review policy values and request a change to the allocations of your existing assets or future premiums/dividends.

Information on the Internet: www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online.

To sign up for this service please call 1-866-424-2609 between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife, Custom Variable Universal Life, and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. – 5:00 p.m. Central Time Monday – Friday.

SIPC Disclosure

Variable insurance products are offered through **Northwestern Mutual Investment Services, LLC ("NMIS")**, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. NMIS is a broker-dealer and investment adviser registered with the SEC and is a member of FINRA and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-8300 or visiting its website at www.sipc.org.

Contents

Performance Summaries for the Northwestern Mutual Variable Life Accounts	8 pages

Northwestern Mutual Series Fund, Inc. - Annual Report	274 pages

Fidelity® VIP Mid Cap Portfolio - Annual Report	36 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Annual Report	40 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Socially Responsive Portfolio - Annual Report	32 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Annual Report	180 pages

(This report follows the end of the Neuberger Berman AMT Socially Responsive Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Annual Report	92 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust - Commodity Return Strategy Portfolio - Annual Report	44 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Prospectus Supplements	7 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Performance Summary (unaudited)    as of December 31, 2013

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2013)	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division	Large Company Value Division		Domestic Equity Division
1 year	35.12%	28.30%	27.88%	30.14%		31.33%	30.57%		33.29%
5 years	127.13%	120.56%	101.47%	108.67%		120.19%	102.21%		123.37%
Annualized	17.83%	17.14%	15.04%	15.85%		17.10%	15.12%		17.44%
10 years	85.18%	139.07%	70.86%	—		90.34%	—		83.70%
Annualized	6.36%	9.11%	5.50%	—		6.65%	—		6.27%
Since division inception in Variable Life Account(b)	—	—	—	40.43	%(d)	—	46.13	%(d)	—
Annualized	—	—	—	14.52%		—	16.35%		—
Since portfolio inception(b)	—	—	—	15.49	%(e)	—	18.26	%(e)	—
Annualized	—	—	—	2.18%		—	2.55%		—

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	35.26%	28.43%	28.01%	30.27%		31.46%	30.70%		33.43%
5 years	128.26%	121.66%	102.47%	109.71%		121.29%	103.22%		124.48%
Annualized	17.95%	17.26%	15.15%	15.96%		17.22%	15.24%		17.55%
10 years	87.03%	141.46%	72.57%	—		92.24%	—		85.55%
Annualized	6.46%	9.22%	5.61%	—		6.75%	—		6.38%
Since division inception in Variable Life Account(b)	—	—	—	40.78	%(d)	—	46.49	%(d)	—
Annualized	—	—	—	14.63%		—	16.47%		—
Since portfolio inception(b)	—	—	—	16.26	%(e)	—	19.05	%(e)	—
Annualized	—	—	—	2.28%		—	2.65%		—

Variable Executive Life & Variable Joint Life(a)
1 year	35.86%	29.01%	28.58%	30.86%		32.05%	31.29%		34.03%
5 years	133.45%	126.70%	107.07%	114.47%		126.32%	107.84%		129.58%
Annualized	18.48%	17.78%	15.67%	16.49%		17.75%	15.76%		18.08%
10 years	96.21%	153.31%	81.04%	—		101.68%	—		94.65%
Annualized	6.97%	9.74%	6.12%	—		7.27%	—		6.89%
Since division inception in Variable Life Account(b)	—	—	—	42.37	%(d)	—	48.15	%(d)	—
Annualized	—	—	—	15.15%		—	17.00%		—
Since portfolio inception(b)	—	—	—	19.80	%(e)	—	22.67	%(e)	—
Annualized	—	—	—	2.75%		—	3.11%		—

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product's inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(d)	Division inception on June 30, 2011.
(e)	Portfolio inception on April 30, 2007.

Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division		Small Cap Value Division	International Growth Division
29.23%	24.85%	32.44%	29.53%	37.84%	39.90%		31.04%	19.15%
110.98%	109.91%	158.64%	117.00%	136.94%	152.01%		129.94%	71.25%
16.10%	15.99%	20.93%	16.76%	18.83%	20.30%		18.12%	11.36%
93.92%	86.37%	148.08%	95.52%	99.14%	—		147.45%	75.47%
6.85%	6.42%	9.51%	6.93%	7.13%	—		9.48%	5.78%
—	—	—	—	—	51.00	%(d)	—	—
—	—	—	—	—	17.89%		—	—
—	—	—	—	—	61.42	%(e)	—	—
—	—	—	—	—	7.44%		—	—

29.35%	24.97%	32.57%	29.66%	37.98%	40.04%		31.17%	19.27%
112.03%	110.96%	159.93%	118.08%	138.13%	153.27%		131.08%	72.11%
16.22%	16.10%	21.05%	16.88%	18.95%	20.42%		18.24%	11.47%
95.86%	88.23%	150.56%	97.47%	101.13%	—		149.93%	77.22%
6.95%	6.53%	9.62%	7.04%	7.24%	—		9.59%	5.89%
—	—	—	—	—	51.38	%(d)	—	—
—	—	—	—	—	18.01%		—	—
—	—	—	—	—	62.50	%(e)	—	—
—	—	—	—	—	7.55%		—	—

29.94%	25.53%	33.16%	30.24%	38.60%	40.67%		31.76%	19.81%
116.84%	115.75%	165.83%	123.04%	143.53%	159.02%		136.33%	76.01%
16.74%	16.62%	21.60%	17.40%	19.48%	20.97%		18.77%	11.97%
105.47%	97.47%	162.85%	107.16%	111.00%	—		162.20%	85.92%
7.47%	7.04%	10.15%	7.56%	7.75%	—		10.12%	6.40%
—	—	—	—	—	53.09	%(d)	—	—
—	—	—	—	—	18.54%		—	—
—	—	—	—	—	67.45	%(e)	—	—
—	—	—	—	—	8.03%		—	—

v

Performance Summary (unaudited), continued    as of December 31, 2013

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2013)	Research International Core Division		International Equity Division	Emerging Markets Equity Division		Money Market Division	Short-Term Bond Division		Select Bond Division	Long-Term U.S. Government Bond Division
1 year	18.27%		20.71%	(5.67%)		(0.45%)	0.00	%(h)	(2.69%)	(13.75%)
5 years	75.70%		84.91%	87.86%		(1.30%)	11.57%		24.82%	16.13%
Annualized	11.93%		13.08%	13.44%		(0.26%)	2.21%		4.53%	3.04%
10 years	—		107.37%	—		13.46%	—		47.75%	—
Annualized	—		7.57%	—		1.27%	—		3.98%	—
Since division inception in Variable Life Account(b)	15.14	%(d)	—	(9.25	%)(d)	—	0.81	%(d)	—	11.07	%(d)
Annualized	5.79%		—	(3.80%)		—	0.32%		—	4.28%
Since portfolio inception(b)	5.53	%(e)	—	3.96	%(e)	—	17.06	%(e)	—	49.45	%(e)
Annualized	0.81%		—	0.58%		—	2.39%		—	6.21%
Current yield(g)						0.04%

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	18.39%		20.83%	(5.58%)		(0.35%)	0.10%		(2.60%)	(13.66%)
5 years	76.58%		85.83%	88.80%		(0.81%)	12.13%		25.44%	16.71%
Annualized	12.04%		13.19%	13.55%		(0.16%)	2.32%		4.64%	3.14%
10 years	—		109.44%	—		14.59%	—		49.23%	—
Annualized	—		7.67%	—		1.37%	—		4.08%	—
Since division inception in Variable Life Account(b)	15.43	%(d)	—	(9.02	%)(d)	—	1.07	%(d)	—	11.34	%(d)
Annualized	5.90%		—	(3.70%)		—	0.42%		—	4.38%
Since portfolio inception(b)	6.24	%(e)	—	4.65	%(e)	—	17.86	%(e)	—	50.45	%(e)
Annualized	0.91%		—	0.68%		—	2.49%		—	6.31%
Current yield(g)						0.04%

Variable Executive Life & Variable Joint Life(a)
1 year	18.92%		21.38%	(5.15%)		0.10%	0.55%		(2.16%)	(13.27%)
5 years	80.59%		90.05%	93.08%		1.44%	14.67%		28.29%	19.36%
Annualized	12.55%		13.70%	14.06%		0.29%	2.77%		5.11%	3.60%
10 years	—		119.72%	—		20.22%	—		56.55%	—
Annualized	—		8.19%	—		1.86%	—		4.58%	—
Since division inception in Variable Life Account(b)	16.74	%(d)	—	(7.99	%)(d)	—	2.20	%(d)	—	12.61	%(d)
Annualized	6.37%		—	(3.27%)		—	0.87%		—	4.86%
Since portfolio inception(b)	9.47	%(e)	—	7.84	%(e)	—	21.42	%(e)	—	55.02	%(e)
Annualized	1.37%		—	1.14%		—	2.95%		—	6.79%
Current yield(g)						0.04%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product's inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(d)	Division inception on June 30, 2011.
(e)	Portfolio inception on April 30, 2007.
(g)	For the seven-day period ended December 31, 2013, the Money Market Portfolio's yield was 0.04% and was equivalent to a compound effective yield of 0.04%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, a portion of the management fee for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.
(h)	Returns are less than .005%.

Inflation Protection Division		High Yield Bond Division	Multi-Sector Bond Division		Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division
(8.83%)		5.26%	(2.12%)		11.47%	16.03%	35.13%	30.24%	36.85%
24.46%		104.31%	59.67%		66.06%	80.85%	142.58%	127.86%	132.51%
4.47%		15.36%	9.81%		10.68%	12.58%	19.39%	17.91%	18.38%
—		100.28%	—		63.08%	73.51%	171.04%	123.12%	102.90%
—		7.19%	—		5.01%	5.67%	10.49%	8.36%	7.33%
3.47	%(d)	—	13.50	%(d)	—	—	—	—	—
1.37%		—	5.19%		—	—	—	—	—
29.92	%(e)	—	48.95	%(e)	—	—	—	—	—
4.00%		—	6.15%		—	—	—	—	—

(8.74%)		5.36%	(2.02%)		11.58%	16.15%	35.26%	30.37%	36.99%
25.08%		105.33%	60.46%		66.89%	81.76%	143.79%	129.00%	133.67%
4.58%		15.48%	9.92%		10.79%	12.69%	19.51%	18.02%	18.50%
—		102.28%	—		64.71%	75.25%	173.75%	125.36%	104.93%
—		7.30%	—		5.12%	5.77%	10.60%	8.46%	7.44%
3.72	%(d)	—	13.78	%(d)	—	—	—	—	—
1.47%		—	5.29%		—	—	—	—	—
30.79	%(e)	—	49.94	%(e)	—	—	—	—	—
4.11%		—	6.26%		—	—	—	—	—

(8.33%)		5.84%	(1.58%)		12.08%	16.67%	35.87%	30.95%	37.60%
27.92%		109.99%	64.10%		70.68%	85.88%	149.33%	134.20%	138.98%
5.05%		15.99%	10.41%		11.29%	13.20%	20.05%	18.55%	19.03%
—		112.20%	—		72.79%	83.85%	187.19%	135.71%	114.35%
—		7.81%	—		5.62%	6.28%	11.13%	8.95%	7.92%
4.90	%(d)	—	15.07	%(d)	—	—	—	—	—
1.93%		—	5.76%		—	—	—	—	—
34.77	%(e)	—	54.50	%(e)	—	—	—	—	—
4.57%		—	6.74%		—	—	—	—	—

Performance Summary (unaudited), continued    as of December 31, 2013

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2013)	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Global Real Estate Securities Division	Russell Core Bond Division
1 year	32.19%	39.24%	21.24%	3.08%	(1.99%)
5 years	125.41%	148.02%	74.49%	89.51%	38.60%
Annualized	17.65%	19.92%	11.78%	13.64%	6.75%
10 years	90.47%	98.95%	78.49%	102.67%	53.98%
Annualized	6.66%	7.12%	5.96%	7.32%	4.41%
Since division inception in Variable Life Account(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—
Annualized	—	—	—	—	—

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	32.33%	39.38%	21.36%	3.18%	(1.89%)
5 years	126.54%	149.26%	75.36%	90.45%	39.29%
Annualized	17.77%	20.04%	11.89%	13.75%	6.85%
10 years	92.38%	100.94%	80.27%	104.70%	55.52%
Annualized	6.76%	7.23%	6.07%	7.43%	4.51%
Since division inception in Variable Life Account(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—
Annualized	—	—	—	—	—

Variable Executive Life & Variable Joint Life(a)
1 year	32.92%	40.00%	21.91%	3.65%	(1.45%)
5 years	131.68%	154.92%	79.34%	94.78%	42.46%
Annualized	18.30%	20.58%	12.39%	14.26%	7.33%
10 years	101.82%	110.80%	89.12%	114.75%	63.15%
Annualized	7.27%	7.74%	6.58%	7.94%	5.02%
Since division inception in Variable Life Account(b)	—	—	—	—	—
Annualized	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—
Annualized	—	—	—	—	—

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product's inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division inception on November 15, 2013.
(d)	Division inception on June 30, 2011.
(e)	Portfolio inception on April 30, 2007.
(f)	Portfolio inception on February 28, 2006.

Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
6.20%		11.81%		15.92%		19.16%		(10.75%)
59.33%		72.62%		82.17%		90.40%		4.07%
9.76%		11.54%		12.74%		13.75%		0.80%
—		—		—		—		—
—		—		—		—		—
12.69	%(d)	17.08	%(d)	19.28	%(d)	21.83	%(d)	1.72	%(c)
4.89%		6.50%		7.29%		8.20%		14.51%
30.81	%(e)	27.79	%(e)	21.11	%(e)	13.18	%(e)	(15.25	%)(f)
4.11%		3.74%		2.91%		1.87%		(2.09%)

6.31%		11.93%		16.04%		19.27%		(10.66%)
60.13%		73.48%		83.08%		91.35%		4.59%
9.87%		11.65%		12.86%		13.86%		0.90%
—		—		—		—		—
—		—		—		—		—
12.97	%(d)	17.37	%(d)	19.58	%(d)	22.13	%(d)	1.73	%(c)
4.99%		6.60%		7.40%		8.31%		14.62%
31.68	%(e)	28.64	%(e)	21.92	%(e)	13.94	%(e)	(14.58	%)(f)
4.21%		3.85%		3.02%		1.98%		(1.99%)

6.79%		12.43%		16.56%		19.81%		(10.26%)
63.76%		77.41%		87.66%		95.70%		6.97%
10.37%		12.15%		13.42%		14.37%		1.36%
—		—		—		—		—
—		—		—		—		—
14.25	%(d)	18.70	%(d)	20.93	%(d)	23.52	%(d)	1.79	%(c)
5.46%		7.08%		7.89%		8.80%		15.14%
35.69	%(e)	32.55	%(e)	25.92	%(e)	17.41	%(e)	(11.52	%)(f)
4.68%		4.31%		3.51%		2.43%		(1.55%)

Performance Summary (unaudited), continued    as of December 31, 2013

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2013)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division	Large Company Value Division		Domestic Equity Division
1 year	35.86%	29.01%		28.58%	30.86%		32.05%	31.29%		34.03%
5 years	133.45%	126.70%		107.07%	114.47%		126.32%	107.84%		129.58%
Annualized	18.48%	17.78%		15.67%	16.49%		17.75%	15.76%		18.08%
10 years	96.21%	153.31%		81.04%	—		101.68%	—		94.65%
Annualized	6.97%	9.74%		6.12%	—		7.27%	—		6.89%
Since division inception in Variable Life Account II	—	—		—	42.37	%(c)	—	48.15	%(c)	—
Annualized	—	—		—	15.15%		—	17.00%		—
Since portfolio inception(a)	—	—		—	19.80	%(d)	—	22.67	%(d)	—
Annualized	—	—		—	2.75%		—	3.11%		—

Total return (as of December 31, 2013)	International Growth Division	Research International Core Division		International Equity Division	Emerging Markets Equity Division		Money Market Division	Short-Term Bond Division		Select Bond Division
1 year	19.81%	18.92%		21.38%	(5.15%)		0.10%	0.55%		(2.16%)
5 years	76.01%	80.59%		90.05%	93.08%		1.44%	14.67%		28.29%
Annualized	11.97%	12.55%		13.70%	14.06%		0.29%	2.77%		5.11%
10 years	85.92%	—		119.72%	—		20.22%	—		56.55%
Annualized	6.40%	—		8.19%	—		1.86%	—		4.58%
Since division inception in Variable Life Account II	—	16.74	%(c)	—	(7.99	%)(c)	—	2.20	%(c)	—
Annualized	—	6.37%		—	(3.27%)		—	0.87%		—
Since portfolio inception(a)	—	9.47	%(d)	—	7.84	%(d)	—	21.42	%(d)	—
Annualized	—	1.37%		—	1.14%		—	2.95%		—
Current yield(f)							0.04%

Total return (as of December 31, 2013)	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division		Russell Multi-Style Equity Division	Russell Aggressive Equity Division		Russell Non- U.S. Division	Russell Global Real Estate Securities Division		Russell Core Bond Division
1 year	30.95%	37.60%		32.92%	40.00%		21.91%	3.65%		(1.45%)
5 years	134.20%	138.98%		131.68%	154.92%		79.34%	94.78%		42.46%
Annualized	18.55%	19.03%		18.30%	20.58%		12.39%	14.26%		7.33%
10 years	135.71%	114.35%		101.82%	110.80%		89.12%	114.75%		63.15%
Annualized	8.95%	7.92%		7.27%	7.74%		6.58%	7.94%		5.02%
Since division inception in Variable Life Account II	—	—		—	—		—	—		—
Annualized	—	—		—	—		—	—		—
Since portfolio inception(a)	—	—		—	—		—	—		—
Annualized	—	—		—	—		—	—		—

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product's inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for division and portfolio inception dates.
(b)	Division inception on November 15, 2013.
(c)	Division inception on June 30, 2011.
(d)	Portfolio inception on April 30, 2007.
(e)	Portfolio inception on February 28, 2006.
(f)	For the seven-day period ended December 31, 2013, the Money Market Portfolio's yield was 0.04% and was equivalent to a compound effective yield of 0.04%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, a portion of the management fee for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.

x

Equity Income Division		Mid Cap Growth Stock Division		Index 400 Stock Division		Mid Cap Value Division		Small Cap Growth Stock Division		Index 600 Stock Division		Small Cap Value Division
29.94%		25.53%		33.16%		30.24%		38.60%		40.67%		31.76%
116.84%		115.75%		165.83%		123.04%		143.53%		159.02%		136.33%
16.74%		16.62%		21.60%		17.40%		19.48%		20.97%		18.77%
105.47%		97.47%		162.85%		107.16%		111.00%		—		162.20%
7.47%		7.04%		10.15%		7.56%		7.75%		—		10.12%

—		—		—		—		—		53.09	%(c)	—
—		—		—		—		—		18.54%		—
—		—		—		—		—		67.45	%(d)	—
—		—		—		—		—		8.03%		—

Long-Term U.S. Government Bond Division		Inflation Protection Division		High Yield Bond Division		Multi-Sector Bond Division		Balanced Division		Asset Allocation Division		Fidelity VIP Mid Cap Division
(13.27%)		(8.33%)		5.84%		(1.58%)		12.08%		16.67%		35.87%
19.36%		27.92%		109.99%		64.10%		70.68%		85.88%		149.33%
3.60%		5.05%		15.99%		10.41%		11.29%		13.20%		20.05%
—		—		112.20%		—		72.79%		83.85%		187.19%
—		—		7.81%		—		5.62%		6.28%		11.13%

12.61	%(c)	4.90	%(c)	—		15.07	%(c)	—		—		—
4.86%		1.93%		—		5.76%		—		—		—
55.02	%(d)	34.77	%(d)	—		54.50	%(d)	—		—		—
6.79%		4.57%		—		6.74%		—		—		—

Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
6.79%		12.43%		16.56%		19.81%		(10.26%)
63.76%		77.41%		87.66%		95.70%		6.97%
10.37%		12.15%		13.42%		14.37%		1.36%
—		—		—		—		—
—		—		—		—		—

14.25	%(c)	18.70	%(c)	20.93	%(c)	23.52	%(c)	1.79	%(b)
5.46%		7.08%		7.89%		8.80%		15.14%
35.69	%(d)	32.55	%(d)	25.92	%(d)	17.41	%(d)	(11.52	%)(e)
4.68%		4.31%		3.51%		2.43%		(1.55%)

Northwestern Mutual®

PO BOX 3095
MILWAUKEE WI 53201-3095

PRSRT BPM
US POSTAGE
PAID
NORTHWESTERN
MUTUAL

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product ("Product"). **The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money.** The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options' portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA's website at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company, Milwaukee, WI (NM) (life and disability insurance, annuities) and its subsidiaries.

Product Distributor: **Northwestern Mutual Investment Services, LLC (NMIS)**, Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

www.northwesternmutual.com
90-1899 (0786) (REV 0114)